Provisions for retirement benefit obligations (Tables)	12 Months Ended
Dec. 31, 2025
Provisions for retirement benefit obligations.
Schedule of assumptions used to measure retirement benefit obligations

	December 31,		December 31,		December 31,
Parameters	2023		2024		2025
Retirement age	65	years	65	years	65	years
Payroll taxes	41.41%		41.41%		41.41%
Salary growth rate	2.00%		2.00%		2.00%
Discount rate	3.20%		3.40%		3.95%
Mortality table	TGH/TGF 05		TGH/TGF 05		TGH/TGF 05

Schedule of provision recorded in respect of defined benefit schemes at the end of each reporting period

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Retirement benefit obligations	1,559	1,762	755
Total obligation	1,559	1,762	755

Schedule of change in the provision recorded in respect of defined benefit schemes

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Provision at beginning of period	(1,234)	(1,559)	(1,762)
Other changes (IFRIC - IAS 19)	—	59	—
Gain / (Expense) for the period	(228)	(261)	858
Actuarial gains or losses recognized in other comprehensive income	(97)	(1)	149
Provision at end of period	(1,559)	(1,762)	(755)

Schedule of breakdown of expense recognized for the period

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Service cost for the period	(183)	(211)	(214)
Interest cost for the period	(46)	(50)	(59)
Past service costs	—	—	964
Benefits for the period	—	—	167
Total	(228)	(261)	858

Schedule of actuarial gains and losses recognized in comprehensive income

	December 31,	December 31,	December 31,
(in thousands of euros)	2023	2024	2025
Demographic changes	(30)	13	239
Difference between expected and actual performance	—	(43)	(126)
Changes in actuarial assumptions	(67)	29	36
Total	(97)	(1)	149

Schedule of sensitivity analysis

31/12/2025	(in thousands of euros)
Benefit obligation at 31/12/2025 at 3.70%	772
Benefit obligation at 31/12/2025 at 3.95%	755
Benefit obligation at 31/12/2025 at 4.20%	739

31/12/2024	(in thousands of euros)
Benefit obligation at 31/12/2024 at 3.15%	1,799
Benefit obligation at 31/12/2024 at 3.40%	1,762
Benefit obligation at 31/12/2024 at 3.65%	1,726

31/12/2023	(in thousands of euros)
Benefit obligation at 31/12/2023 at 2.95%	1,595
Benefit obligation at 31/12/2023 at 3.20%	1,559
Benefit obligation at 31/12/2023 at 3.45%	1,525